Accumulated Other Comprehensive Loss (Components of Accumulated Other Comprehensive Loss, Net of Taxes) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized Loss on Securities	$ (1,073)	$ (2,919)	$ 1,565
Defined Benefit Plans	62	66	247
Accumulated Other Comprehensive Loss	$ (1,011)	$ (2,853)	$ 1,812